Leases - Future Minimum Lease Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating leases
2024	$ 1,279
2025	969
2026	461
2027	180
2028	191
Thereafter	533
Total lease payments	3,613
Less: portion representing imputed interest	(348)
Total	$ 3,265